Inventories	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Inventories [Abstract]
Inventories

Note 6 — Inventories

As of September 30, 2024 and June 30, 2024, inventories consist of the following:

	September 30, 2024	June 30, 2024
		(Audited)
Finished goods	$4,540,549	$1,768,072
Total inventories	$4,540,549	$1,768,072
Note 5 — Inventories As of June 30, 2024 and 2023, inventories consist of the following:
	June 30, 2024	June 30, 2023
Finished goods	$1,768,072	$—
Total inventories	$1,768,072	$—